SEGMENTED INFORMATION (Details 2) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
REVENUE AND NON-CURRENT ASSETS BY LOCATION
Revenue		$ 604.5	$ 388.7
Non-current assets		1,868.3	3,364.4	[1]
Canada [Member]
REVENUE AND NON-CURRENT ASSETS BY LOCATION
Revenue		588.5	336.3	[2]
Non-current assets		1,868.3	2,971.0	[1]
United States [Member]
REVENUE AND NON-CURRENT ASSETS BY LOCATION
Revenue	[3]	0.0	0.0	[2]
Non-current assets	[3]	0.0	302.4	[1]
Australia [Member]
REVENUE AND NON-CURRENT ASSETS BY LOCATION
Revenue	[3]	0.0	0.0	[2]
Non-current assets	[3]	0.0	85.3	[1]
Mexico [Member]
REVENUE AND NON-CURRENT ASSETS BY LOCATION
Revenue		16.0	52.4	[2]
Non-current assets		0.0	5.1	[1]
Other [Member]
REVENUE AND NON-CURRENT ASSETS BY LOCATION
Revenue		0.0	0.0	[2]
Non-current assets		$ 0.0	$ 0.6	[1]

[1]	Non-current assets exclude financial instruments (investments, reclamation deposits and other) and deferred tax assets.
[2]	Presented based on the location in which the sale originated.
[3]	For the years ended December 31, 2018 and 2017, revenue from Peak Mines and Mesquite is included in earnings from discontinued operations.